UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-09018
AMERICAN BEACON MILEAGE FUNDS
(Exact name of registrant as specified in charter)
4151 Amon Carter Boulevard, MD 2450
Fort Worth, Texas 76155
(Address of principal executive offices)-(Zip code)
Gene L. Needles, Jr., PRESIDENT
4151 Amon Carter Boulevard, MD 2450
Fort Worth, Texas 76155
(Name and address of agent for service)
Registrant’s telephone number, including area code: (817) 391-6100
Date of fiscal year end: December 31, 2010
Date of reporting period: June 30, 2010

ITEM 1. REPORT TO STOCKHOLDERS.

GUIDANCE | VISION | EXPERIENCE

American Beacon
MILEAGE FUNDS℠

Semi-Annual Report

June 30, 2010

MONEY MARKET MILEAGE FUND

June 30, 2010 MONEY MARKET MILEAGE FUND

About American Beacon Advisors
          Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.
          Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for you.
Contents

Message from American Beacon	1

Financial Highlights
Money Market Mileage Fund	11

Schedule of Investments
Money Market Portfolio	12

Additional Information	Back Cover

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Money Market Mileage Fund	June 30, 2010

Fellow Shareholders,
          Over the past six months, one universal investing theme seems to have emerged: while significant shifts may characterize recent market activity, it doesn’t mean investors can’t benefit. Opportunity abounds for those know how to capitalize on it. The American Beacon Money Market Mileage Fund seeks to provide consistency during these market shifts.
          The Fund is managed with the goals of current income, preserving principal and maintaining liquidity. The Fund’s yield reflects these goals, but also benefits from our commitment to keep fund expenses as low as possible to maximize our investors’ returns.
          In the last six months, the return also reflected a fed funds rate that was below zero (in real terms) during the period—a reflection of the Federal Reserve’s concern for the fragility of the U.S. economy.
          Given that shifting global markets often give rise to new opportunities, American Beacon continuously looks for new and innovative strategies for capitalizing on them. This year, that led to the addition of three new actively managed funds to our lineup: the American Beacon Global Real Estate, American Beacon Zebra Small Cap Equity and American Beacon Zebra Large Cap Equity Funds.
          Our fund selection is also a reflection of our commitment to you, a commitment we summarize as: Oversight 360. Ours is a continuous commitment to cast a watchful and analytical eye over all the factors that influence our fellow shareholders’ investments.
          As you review the enclosed market overview, portfolio listings, and detailed financial data, please know that we welcome the opportunity to serve your financial needs. To obtain further details about the American Beacon Funds family or to access your account information, please visit our website at americanbeaconfunds.com.
          Thank you for your continued investment in the American Beacon Mileage Funds, and know that we remain dedicated to offering you and your advisor the level of service and broad range of well-managed investment products you’ve come to expect from us.
Best Regards,
Gene L. Needles, Jr.
President
American Beacon Mileage Funds
Securities of these Funds may only be sold by offering each Funds’ Prospectus and Summary Prospectus. You should consider the investment objectives, risks, fees and expenses of any mutual fund carefully before investing. This and other information is available in each Funds’ Prospectus and Summary Prospectus which you may obtain at www.americanbeaconfunds.com or by calling 1-800-967-9009. Please read the Prospectus and Summary Prospectus carefully before investing.
There is no guarantee that the investment objective will be met of the American Beacon Zebra Large Cap Equity Fund. At times, certain securities may have limited marketability and may be difficult to sell.
There is no guarantee that the investment objectives will be met of the American Beacon Zebra Small Cap Equity Fund. Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies. At times, certain securities may have limited marketability and may be difficult to sell.
There is no guarantee that the investment objectives will be met of the American Beacon Global Real Estate Fund. Investing in a global fund concentrating in real estate securities involves special risks, such as declines in the value of real estate as well as increased susceptibility to adverse economic, political, or regulatory developments affecting the industry. Investing in one economic sector, such as real estate, may result in greater price fluctuations than owning a portfolio of diversified investments. Changes in interest rates may also affect the value of the Fund’s investments in real estate securities. The real estate industry tends to be cyclical and therefore such cycles may adversely affect the value of the Fund’s portfolio. The Fund may invest in smaller and mid-size companies. Certain real estate securities have a relatively small market capitalization, which may tend to increase the volatility of the market price of their securities. Investing in the securities of small and mid-capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies. Investing in foreign equities entails additional risk not associated with domestic equities, such as currency fluctuations, economic and political instability, and differences in accounting standards. The risks of investing in foreign equities are heightened when investing in emerging markets. By itself, the Fund does not constitute a complete investment plan and should be considered a long term investment for investors who can afford to weather changes in the value of their investments. Some of the Fund’s investments may be considered speculative and are not appropriate for individuals who require safety of principal or stable income from their investments.

Economic Overview
June 30, 2010 (Unaudited)
          The year began with the U.S. economic picture showing signs of improvement. Business investment picked up, consumer spending increased, and the labor market showed signs of stabilizing. Both service and manufacturing industries expanded during the first half of the year. Service industries benefited from higher consumer discretionary spending, and manufacturers benefited as companies invested in equipment, replenished inventories, and exported more goods. However, the second quarter of 2010 proved to be a difficult one both in the U.S. and abroad. Negative news — including the European financial crisis, the BP oil spill disaster, and the ongoing debate over U.S. financial reform — dominated the headlines and contributed to ongoing economic uncertainty.
          The attention of investors across the globe was focused on Europe during the second quarter. Greece’s inability to get its fiscal house in order threatened the financial stability of the entire Eurozone. In order to avert a sovereign debt crisis, European authorities in conjunction with the International Monetary Fund (IMF) orchestrated a $145 billion emergency aid package for Greece. Despite the bail-out, fears of a regional economic meltdown grew, forcing the European Union (EU) and IMF to approve another rescue package that makes nearly a trillion dollars in loans available to EU member countries in danger of going bankrupt. European bank regulators also subjected 91 EU banks to stress tests in order to boost confidence that Europe’s banks would be able to cope with a worsening recession and withstand other shocks such as a sovereign default. The results of the stress tests were announced July 23. The EU authorities concluded that the vast majority of the targeted banking groups were sufficiently capitalized to sustain a worse than expected economic scenario, while seven banks failed the stress test for having Tier 1 regulatory capital ratios below 6% after incorporating the most severe Committee of European Banking Supervisors loss assumptions.
          The fear of a European debt contagion hit the U.S. at a time when the domestic economic recovery was hitting a soft patch. The rapid expansion in U.S. manufacturing began to wane in June as factories received fewer orders and demand for exports cooled. Service industries also expanded at a slower pace as consumer spending lost momentum due to a drop in consumer confidence brought on by continued weakness in the labor market. Lack of job growth, combined with the expiration of the homebuyer tax credit and high foreclosures, also resulted in declining home sales. In addition, financial market conditions became less supportive of economic growth during the second quarter. Equity markets declined and credit spreads widened as concerns over Europe’s fiscal health overshadowed reports of improved corporate earnings. As a result of the fear and uncertainty in Europe, investors flocked to US Treasuries as a safe haven and drove interest rates lower across the yield curve.
          U.S. financial reform also weighed heavily on the market as investors pondered what the landmark legislation would hold for banks, credit card companies, and mortgage lenders. After a year of debate and much political rhetoric, the bank reform bill was passed by the Senate on July 15 and was signed into law by President Obama on July 21. The final version of the bill gives regulators broad authority to rein in banks, limit risk-taking by financial firms and supervise the derivatives market. It also creates a new consumer protection division to guard against lending abuses. To address “too big to fail”, the bill establishes a system to wind-down a failing financial institution while limiting the impact on the overall market. Opponents of the bill believe the final version is too vague, giving too much discretion to regulators and not establishing enough specifics to prevent another financial crisis. Given that regulators will be responsible for writing many of the specific rules and regulations of the bill, it will take months or even years before many of the bill’s directives are enacted. As a result, the uncertainty surrounding financial reform is far from over.
          Given the challenges still facing the economic recovery, the Fed left the target range of the federal funds rate unchanged at 0.00-0.25% at the June 23rd Federal Open Market Committee meeting. Although the Fed continued to anticipate a moderate recovery in economic activity through 2011, they acknowledged that the economic outlook had softened somewhat and that the pace of the expansion was expected to be slower than previously anticipated. In addition, inflation was expected to remain quite low in coming quarters due to substantial resource slack. Given slower growth and low inflation, the Committee judged it

Economic Overview
June 30, 2010 (Unaudited)
appropriate to reiterate their expectation that economic conditions “are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”
          Although the economic recovery continues in the U.S., it appears that the pace of growth is going to be slower than many had hoped. Given the fragility of the recovery and the lack of inflation pressure, the Fed is likely to remain on hold through most of next year.

Performance Overview
American Beacon Money Market Mileage FundSM
June 30, 2010 (Unaudited)
          Although the economy began to show signs of recovery during the first half of 2010 in jobs, economic conditions remained challenging. Some of the headlines included the European financial crisis, the BP oil spill disaster, and the ongoing debate over U.S. financial reform. Given these challenges, along with tame inflation data, the Federal Open Market Committee (FOMC) maintained its 0% to 0.25% fed funds target throughout the period. In addition, the FOMC stated at its last meeting on June 23rd that economic conditions “...are likely to warrant exceptionally low levels of the federal funds rate for an extended period.” During the first six months of the year, the American Beacon Money Market Mileage Fund’s primary strategy was to buy short-dated, high quality commercial paper and overnight repurchase agreements. The strategies implemented during the period enabled the Fund to equal its Lipper peer group.
          For the six months ended June 30, 2010, the total return of the American Beacon Money Market Mileage Fund was 0.01%. The Fund matched the Lipper Money Market Fund’s Average return of 0.01%. Based on annualized total returns, Lipper Analytical Services ranked the Fund 173rd among 292, 97th among 256 and 64th among 205 Institutional Money Market Funds for the one-year, five-year, and ten-year periods ended June 30, 2010, respectively.

	Annualized Total Returns
	As of 6/30/2010
	1 Year	5 Years	10 Years
Mileage Class (1, 2)	0.01%	2.62%	2.40%

1	Performance shown is historical and may not be indicative of future returns. Investment returns will vary, and shares may be worth more or less at redemption than at original purchase. An investment in this Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A portion of the fees charged to the Fund was waived since 2007. Performance prior to waiving fees was lower than the actual returns shown since 2007.

2	The total annual Fund operating expense ratio set forth in the most recent prospectus for the Fund was 0.70%. The expense ratio above may vary from the expense ratio presented in other sections of this report, which is based on expenses incurred during the period covered by this report.
Fund Statistics as of June 30, 2010

7-day Current Yield*	0.01%
7-day Effective Yield*	0.01%
30-day Yield*	0.01%
Weighted Avg. Maturity	23 Days

*	Annualized. You may call 1-800-967-9009 to obtain the Fund’s current 7-day yields. Yield is a more accurate reflection of the Fund’s current earnings than total returns.
Top Ten Issuers as of June 30, 2010

% of
Net Assets*
US Bank, NA	4.5%
Toronto Dominion Holdings USA, Inc.	4.5%
Bank of Nova Scotia	4.5%
Straight-A Funding LLC	4.5%
Nordea North America, Inc.	4.5%
Danske Corp.	4.5%
Nestle Capital Corp.	4.5%
Australia & New Zealand Banking Group Ltd.	4.5%
Commonwealth Bank of Australia	4.5%
Westpac Banking Corp.	4.5%

*	Percent of net assets of American Beacon Master Money Market Portfolio.
Asset Allocation as of June 30, 2010

% of
Net Assets**
Overnight Maturities	55.40%
Commercial Paper	44.60%

**	Percent of net assets of American Beacon Master Money Market Portfolio.

Fund Expenses
American Beacon Money Market Mileage FundSM
June 30, 2010 (Unaudited)
Fund Expense Example
          As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 through June 30, 2010.
Actual Expenses
          The “Actual” line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
          The “Hypothetical” line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
          You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During
	Account	Account	Period*
	Value	Value	1/1/10-
	1/1/2010	6/30/10	6/30/10
Mileage Class
Actual	$1,000.00	$1,000.05	$1.59
Hypothetical (5% return before expenses)	$1,000.00	$1,023.21	$1.61

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.32%, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

American Beacon Money Market Mileage Fund
Statement of Operations
Six Months Ended June 30, 2010 (Unaudited) (in thousands)

Assets:
Investment in Portfolio, at value	$27,199
Receivable from Manager for expense reimbursement (Note 2)	1
Prepaid expenses	25

Total assets	27,225

Liabilities:
Distribution fees payable (Note 2)	6
Administrative service and service fees payable (Note 2)	2
Professional fees payable	6
Prospectus and shareholder reports payable	9

Total liabilities	23

Net Assets	$27,202

Analysis of Net Assets:
Paid-in-capital	27,202

Net assets	$27,202

Shares outstanding (no par value):
Mileage Class	27,201,813

Net asset value, offering and redemption price per share:
Mileage Class	$1.00

Statement of Operations
Six Months Ended June 30, 2010 (Unaudited) (in thousands)

Investment Income Allocated From Portfolio:
Dividend income	$1
Interest income	43
Portfolio expenses	(16)

Net investment income allocated from Portfolio	28

Fund Expenses:
Administrative service fees (Note 2)	13
Transfer agent fees	1
Professional fees	6
Registration fees and expenses	13
Distribution fees	34
Prospectus and shareholder reports	5
Other expenses	1

Total fund expenses	73

Less reimbursement of fund expense (Note 2)	(46)

Net fund expenses	27

Net investment income	1

Realized Gain Allocated From Portfolio
Net realized gain on investments	—

Net gain on investments	—

Net increase in net assets resulting from operations	$1

See accompanying notes
See accompanying Financial Statements of the American Beacon Money Market Portfolio

American Beacon Money Market Mileage Fund
Statement of Changes in Net Assets
(in thousands)

	Six Months	Year ended
	ended June 30,	December 31,
	2010	2009
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$1	$13
Net realized gain on investments	—	4

Net increase in net assets resulting from operations	1	17

Distributions to Shareholders:
Net investment income:
Mileage class	(1)	(13)
Net realized gain on investments:
Mileage Class	—	(4)

Distributions to shareholders	(1)	(17)

Capital Share Transactions:
Proceeds from sales of shares	1,767	5,485
Reinvestment of dividends and distributions	1	17
Cost of shares redeemed	(3,197)	(17,553)

Net increase (decrease) in net assets	(1,429)	(12,051)

Net increase (decrease) in net assets	(1,429)	(12,051)

Net Assets:
Beginning of period	28,631	40,682

End of Period	$27,202	$28,631

See accompanying notes
See accompanying Financial Statements of the American Beacon Money Market Portfolio

American Beacon Money Market Mileage Fund
Notes to Financial Statements
June 30, 2010 (Unaudited)
1. Organization and Significant Accounting Policies
          The American Beacon Money Market Mileage Fund (the “Fund”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the “Act”), as amended, as a diversified, open-end management investment company.
          American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Lighthouse Holdings, Inc. and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.
          The Fund invests all of its investable assets in the Money Market Portfolio of the American Beacon Master Trust (the “Portfolio”), an open-end diversified management investment company.

American Beacon:	→ invests assets in →	American Beacon Master Trust:

Money Market Mileage Fund		Money Market Portfolio
          The Fund has the same investment objectives as the Portfolio, and the value of such investment reflects the Fund’s proportionate interest in the net assets of the portfolio (3.47% at June 30, 2010). The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
          The following is a summary of the significant accounting policies followed by the Fund.
Security Valuation
          The Fund records its investment in the Portfolio at fair value. Valuation of securities as well as the inputs used to value the Portfolio’s net assets is discussed in Note 1 of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.
Investment Income and Dividends to Shareholders
          The Fund records its share of net investment income (loss) and realized gain (loss) in the Portfolio each day. All net investment income (loss) and realized gain (loss) of the Portfolio are allocated pro rata among the corresponding Fund and other investors in the Portfolio at the time of such determination. The Fund generally declares dividends daily from net investment income and net short-term capital gain, if any, payable monthly.
          Dividends to shareholders are determined in accordance with federal income tax principles that may treat certain transactions differently than U.S. generally accepted accounting principles.
Use of Estimates
          The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.
Other
          Under the Fund’s organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made

American Beacon Money Market Mileage Fund
Notes to Financial Statements
June 30, 2010 (Unaudited)
in the future and, therefore, cannot be estimated. The Fund has had no prior claims or losses pursuant to any such agreement.
2. Transactions with Affiliates
Administrative Services Agreement
          The Manager and the Trust entered into an Administrative Services Agreement that obligates the Manager to provide or oversee administrative and management services to the Fund. As compensation for performing administrative duties required under the Agreement, the Manager receives an annualized fee of 0.10% of the average daily net assets of the Fund.
Distribution Plan
          The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the Plan, as compensation for distribution assistance, the Manager receives an annualized fee of 0.25% of the average daily net assets. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance. In adopting the Plan, the Fund’s Board of Trustees determined that there was a reasonable likelihood that the Plan would benefit the Fund and the shareholders.
Reimbursement and Waiver of Expenses
          The Manager voluntarily reimbursed distribution and other expenses totaling $46,010 for the six months ended June 30, 2010.
Expense Reimbursement Plan
          The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek recoupment of fees waived or expenses reimbursed for a period of up to three years. However, recoupment will occur only if the Class average net assets have grown or expenses have declined sufficiently to allow recoupment without causing its expense ratio to exceed the previously agreed upon contractual expense limit. For the six months ended June 30, 2010, the Fund has not recorded a liability for potential reimbursement, due to the current assessment that a reimbursement is unlikely.
3. Federal Income and Excise Taxes
          It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required.
          The Fund does not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2009, remains subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.
          Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. generally accepted accounting principles. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.
          The tax character of distributions paid during the six months ended June 30, 2010 and the fiscal year ended December 31, 2009 were as follows (in thousands):

American Beacon Money Market Mileage Fund
Notes to Financial Statements
June 30, 2010 (Unaudited)

	Six Months Ended	Year Ended
	June 30,	December 31,
	2010	2009
	(Unaudited)
Distributions paid from ordinary income*:
Mileage Class	$1	$17

Total distributions	$1	$17

*	For tax purposes short-term capital gains distributions are considered ordinary income distributions.
          As of June 30, 2010, the components of distributable earnings on a tax basis were the same as book. The cost basis of investments for federal income tax purposes was also the same as the book basis.
          The Fund does not have capital loss carryforwards as of June 30, 2010.
4. Subsequent Events
          Management has evaluated the possibility of subsequent events existing in the Fund’s financial statements. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements.

American Beacon Money Market Mileage Fund
Financial Highlights
(For a share outstanding throughout the period)

	Mileage Class
	Six Months
	Ended June		Year Ended December 31,
	30, 2010		2009		2008	2007	2006	2005
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income A	0.00	B	0.00	B	0.02	0.05	0.05	0.03
Net realized gain on investments B	0.00		0.00		0.00	0.00	0.00	0.00

Total income from investment operations	0.00		0.00		0.02	0.05	0.05	0.03

Less distributions:
Dividends from net investment income	0.00	B	0.00	B	(0.02)	(0.05)	(0.05)	(0.03)
Distributions from net realized gains on securities B	0.00		0.00		0.00	0.00	0.00	0.00

Total distributions	0.00		0.00		(0.02)	(0.05)	(0.05)	(0.03)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return	0.01	%C	0.04%		2.21%	4.68%	4.61%	2.75%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$27,202		$28,631		$40,682	$47,817	$47,960	$50,684

Ratios to average net assets (annualized):A
Expenses, net of waivers	0.32%		0.51%		0.64%	0.72%	0.57%	0.58%
Expenses before waivers	0.66%		0.67%		0.64%	0.75%	0.57%	0.58%
Net investment income, net of waivers	0.01%		0.04%		2.21%	4.59%	4.52%	2.73%
Net investment income (loss), before waivers	(0.33)%		(0.11)%		2.21%	4.56%	4.52%	2.73%

A	The per share amounts and ratios reflect income and expenses assuming inclusion of each Fund’s proportionate share of income and expenses of the American Beacon Master Money Market Portfolio.

B	Amount is less than $.01 per share.

C	Not annualized.

American Beacon Money Market Portfolio
Schedule of Investments
June 30, 2010 (Unaudited)

	Par Amount	Value
	(dollars in thousands)
COMMERCIAL PAPER — 44.60%
Australia & New Zealand Banking Group Ltd., 0.41%, Due 9/22/2010 *	$35,000	$34,967
Bank of Nova Scotia, 0.28%, Due 7/15/2010	35,000	34,996
Commonwealth Bank of Australia, 0.47%, Due 9/15/2010 *	35,000	34,965
Danske Corp. GTD Denmark, 0.39%, Due 8/23/2010 *	35,000	34,980
Nestle Capital Corp., 0.32%, Due 9/13/2010 *	35,000	34,977
Nordea North America, Inc., 0.38%, Due 8/16/2010	35,000	34,983
Straight-A Funding LLC, 0.35%, Due 8/4/2010 *	35,000	34,988
Toronto Dominion Holdings USA, Inc., 0.25%, Due 7/12/2010 *	35,000	34,997
US Bank, NA, 0.25%, Due 7/6/2010	35,000	35,000
Westpac Banking Corp., 0.41%, Due 9/27/2010 *	35,000	34,965

Total Commercial Paper		349,818

	Shares
SHORT-TERM INVESTMENTS — 9.44%
AIM Short-Term Investment Company Liquid Asset Fund	37,000,000	37,000
RBC Prime Money Market Fund	37,000,000	37,000

Total Short-Term Investments		74,000

	Par Amount
REPURCHASE AGREEMENTS — 45.98%
Barclays Capital, Inc., 0.41%, Due 7/1/2010 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $37,800, Zero Coupon — 5.09%, 10/27/2011 - 6/30/2026)	$36,000	36,000
Barclays Capital, Inc., 0.10%, Due 7/1/2010 (Held at Bank of New York Mellon, Collateralized by a US Government Obligation valued at $38,760, 2.125%, 6/12/2012)	38,000	38,000
BNP Paribas Securities Corp., 0.41%, Due 7/1/2010 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $39,600, Zero Coupon — 12.50%, 8/15/2012 - 9/30/2099)	36,000	36,000
Citigroup Global Markets, Inc., 0.31%, Due 7/1/2010 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $37,800, Zero Coupon, 1/1/2049)	36,000	36,000
Goldman Sachs & Co., 0.03%, Due 7/1/2010 (Held at Bank of New York Mellon, Collateralized by US Government Obligations valued at $37,341, 2.634% - 7.50%, 4/1/2014 - 6/1/2040)	36,609	36,609
JPMorgan Clearing Corp., 0.36%, Due 7/1/2010 (Held at JPMorgan Chase, Collateralized by Equity Securities valued at $36,750)	35,000	35,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.31%, Due 7/1/2010 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $39,600, Zero Coupon, 1/1/2049)	36,000	36,000
RBC Capital Markets Corp., 0.10%, Due 7/1/2010 (Held at Bank of New York Mellon, Collateralized by US Government Obligations valued at $35,700, 4.00% - 6.50%, 6/1/2019 - 6/20/2040)	35,000	35,000
RBC Capital Markets Corp., 0.26%, Due 7/1/2010 (Held at Bank of New York Mellon, Collateralized by a Corporate Obligation valued at $37,800, Zero Coupon, 1/1/2049)	36,000	36,000
Wells Fargo Securities LLC, 0.36%, Due 7/1/2010 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $37,800, Zero Coupon — 12.50%, 2/15/2011 - 12/21/2065)	36,000	36,000

Total Repurchase Agreements		360,609

TOTAL INVESTMENTS — 100.02% (Cost $784,427)		$784,427
LIABILITIES, NET OF OTHER ASSETS — (0.02%)		(121)
TOTAL NET ASSETS — 100.00%		$784,306

Percentages are stated as a percent of net assets.

*	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $244,840 or 31.22% of net assets. The Fund has no right to demand registration of these securities.

American Beacon Money Market Portfolio
Statement of Assets and Liabilities
June 30, 2010 (Unaudited) (in thousands)

Assets:
Investment in securities at value (cost — $423,818)	$423,818
Repurchase agreement (cost — $360,609)	360,609
Dividends and interest receivable	7
Prepaid expenses	6

Total assets	784,440

Liabilities:
Management and investment advisory fees payable (Note 2)	59
Professional fees payable	26
Trustee fees payable	8
Other liabilities	41

Total liabilities	134

Net assets applicable to investors’ beneficial interests	$784,306

Statement of Operations
Six Months Ended June 30, 2010 (Unaudited) (in thousands)

Investment Income:
Dividend income	$19
Interest income	1,206

Total investment income	1,225

Expenses:
Management and investment advisory fees (Note 2)	371
Custodian fees	22
Professional fees	15
Insurance fees	5
Other expenses	20

Total expenses	433

Net investment income	792

Realized Gain on Investments:
Net realized gain on investments	1

Net gain on investments	1

Net increase in net assets resulting from operations	$793

See accompanying notes

American Beacon Money Market Portfolio
Statement of Changes in Net Assets
(in thousands)

	Money Market
	Six Months	Year Ended
	Ended June	December 31,
	30, 2010	2009
	(unaudited)
Increase in Net Assets:
Operations:
Net investment income	$792	$3,431
Net realized gain on investments	1	85

Total increase in net assets resulting from operations	793	3,516

Transactions in Investors’ Beneficial Interests:
Contributions	268,350	877,408
Withdrawals	(205,130)	(1,122,919)

Net increase (decrease) in net assets resulting from transactions in investors’ beneficial interests	63,220	(245,511)

Net increase (decrease) in net assets	64,013	(241,995)

Net Assets:
Beginning of period	720,293	962,288

End of Period	$784,306	$720,293

Financial Highlights

	Money Market
	Six Months
	Ended June		Year Ended December 31,
	30, 2010		2009	2008	2007	2006	2005
	(unaudited)
Total return	0.11	%A	0.42%	2.75%	5.33%	5.09%	3.25%
Ratios to average net assets (annualized):
Expenses	0.12%		0.14%	0.11%	0.11%	0.11%	0.11%
Net investment income	0.21%		0.41%	2.94%	5.19%	5.03%	3.20%

A	Not annualized
See accompanying notes

American Beacon Money Market Portfolio
Notes to Financial Statements
June 30, 2010 (Unaudited)
1. Organization and Significant Accounting Policies
          The American Beacon Money Market Portfolio (the “Portfolio”) is a series of the American Beacon Master Trust (the “Trust”) which is registered under the Investment Company Act of 1940, as amended, as a open-end management investment company that was organized as a trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated as of November 1, 2004. The objective of the Portfolio is current income, liquidity and the maintenance of a stable price of $1.00 per share.
          American Beacon Advisors, Inc. (the “Manager”) is a wholly owned subsidiary of Lighthouse Holdings, Inc. and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.
          The following is a summary of the significant accounting policies followed by the Portfolio.
Affiliated Ownership
          At June 30, 2010, 100% of the Portfolio was held by affiliated funds.
Valuation of Investments
          Securities of the Portfolio are valued at amortized cost, which approximates fair value. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolio, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the Trust’s Board of Trustees (the “Board”) believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.
Valuation Inputs
          Various inputs may be used to determine the fair value of the Portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value the securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are typically reflected as Level 2.
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.
Level 3 — Prices determined using significant unobservable inputs. Unobservable inputs reflect the Portfolio’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.
          The Portfolio’s investments are summarized by level based on the inputs used to determine their values and at June 30, 2010 were classified as follows (in thousands):

	Level 1	Level 2	Level 3	Total
Asset Description
Commercial Paper	$—	$349,818	$—	$349,818
Short-Term Investments	74,000	—	—	74,000
Repurchase Agreements	—	360,609	—	360,609

Total Investments in Securities	74,000	710,427	—	784,427

American Beacon Money Market Portfolio
Notes to Financial Statements
June 30, 2010 (Unaudited)
Security Transactions and Investment Income
          Security transactions are recorded on the trade date of the security purchase or sale. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.
Federal Income Taxes
          The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio’s ordinary income and capital gains. It is intended that the Portfolio’s assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of subchapter M of the Internal Revenue Code.
          The Portfolio does not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2009, remains subject to examination by the Internal Revenue Service. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.
Repurchase Agreements
          Under the terms of a repurchase agreement, securities are acquired by a Portfolio from a securities dealer or a bank that are subject to resale at a later date. Repurchase agreements are fully collateralized by government and non-government securities. All collateral is valued at cost, which approximates market value and is held at the custodian bank. The collateral is monitored daily by the Manager so that the collateral’s market value exceeds the carrying value of the repurchase agreement plus accrued interest.
Use of Estimates
          The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.
Other
          Under the Trust’s organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.
2. Transactions with Affiliates
Management Agreement
          The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all investment advisory and portfolio management services. The Manager serves as the sole investment advisor to the Portfolio. As compensation for performing the duties required under the Management Agreement, the Manager receives 0.09% of the average daily net assets of the Portfolio.

American Beacon Money Market Portfolio
Notes to Financial Statements
June 30, 2010 (Unaudited)
Administrative Services Agreement
          The Manager and the Trust entered into an Administrative Services Agreement that obligates the Manager to provide or oversee administrative and management services to the Portfolio. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.01% of the average daily net assets of the Portfolio.
Interfund Lending Program
          Pursuant to an exemptive order by the Securities and Exchange Commission, the Portfolio, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Money Market Portfolio to lend money to other participating series managed by the Manager. For the six months ended June 30, 2010, the Portfolio earned $818 under the credit facility. This amount is included in interest income on the Statement of Operations.
3. Subsequent Events
          Management has evaluated the possibility of subsequent events existing in the Portfolio’s financial statements. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements.

Disclosure Regarding the Board of Trustees’ Approval of the Management Agreement of the Fund and the Portfolio (Unaudited)
          At its May 25, 2010 meeting, the Board of Trustees (“Board”) considered the renewal of each existing Management Agreement between the Manager and the American Beacon Funds (“Beacon Trust”), American Beacon Mileage Funds (“Mileage Trust”), American Beacon Select Funds (“Select Trust”) and American Beacon Master Trust (“Master Trust”) (collectively, the “Funds”). In preparation for the Board’s consideration to renew these Agreements, the Board and its Investment Committee undertook steps to gather and consider information furnished by the Manager and Lipper, Inc. (“Lipper”). The Board, with the assistance of independent legal counsel, requested and received certain relevant information from the Manager.
          In addition, the Board’s Investment Committee worked with Lipper to obtain relevant comparative information regarding the performance, fees and expenses of the Funds. The Investment Committee held a separate meeting on May 10, 2010 to consider the information provided by Lipper. Further, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board and Investment Committee meetings, as well as information specifically prepared in connection with the renewal process.
          In connection with the Board’s consideration of the Agreements, the Trustees considered, among other materials, responses by the Manager to inquiries requesting:
•	a description of any significant changes (actual or anticipated) to principal activities, personnel, services provided to the Funds, or any other area, including how these changes might affect the Funds;

•	a copy of the firm’s most recent audited or unaudited financial statements, as well as Parts 1 and II of its Form ADV registration statement with the SEC;

•	a summary of any material pending or anticipated litigation or regulatory proceedings involving the firm or its personnel, including the results of any recent regulatory examination or independent audit;

•	a comparison of the performance of that portion of Fund assets managed by each firm with performance of other similar accounts managed by the firm, including a discussion of relative performance versus a peer group average and any remedial measures if the firm’s performance was materially below that of the peer group;

•	a profit/loss analysis of the firm and any actual or anticipated economies of scale in relation to the services it provides to each Fund;

•	an analysis of compensation, including a comparison with fees charged to other clients for which similar services are provided, any proposed changes to the fee schedule and the effect of any fee waivers;

•	a description of any payments by the Manager to support the Funds’ marketing efforts;

•	an evaluation of any other benefits to the firm or Funds as a result of their relationship, if any;

•	confirmation that the firm’s financial condition would not impair its ability to provide high-quality advisory services to the Funds;

•	a description of any internal actions the firm has taken or anticipates taking in light of the current and projected decrease in revenues from prior years as a result of the current economic environment that may affect or are expected to affect the services performed for the Funds;

•	a description of the scope of portfolio management services provided to the Funds, including whether such services differ from the services provided to other clients, including other registered investment companies, and any advantages or disadvantages that might accrue to the Funds due to the firm’s involvement in other activities;

•	a description of the personnel who are assigned primary responsibility for managing the Funds, including any changes during the past year, and a discussion of the adequacy of current and projected staffing levels to service the Funds;

Disclosure Regarding the Board of Trustees’ Approval of the Management Agreement of the Fund and the Portfolio
(Unaudited)
•	a description of the basis upon which portfolio managers are compensated, including any “incentive” arrangements, and a description of the oversight mechanisms used to prevent a portfolio manager whose compensation is tied to performance of a Fund from taking undue risks;

•	a discussion regarding the firm’s participation in “soft dollar” arrangements, if any, or other brokerage allocation policies with respect to Fund transactions, including the firm’s methodology for obtaining best execution and the use of any affiliated broker-dealers;

•	a description of any actual or potential conflicts of interest anticipated in managing Fund assets;

•	a discussion of whether the firm has identified any investment or operational matters that likely present a high risk in managing Fund assets;

•	a description of trade allocation procedures among accounts managed by the firm;

•	a discussion of whether the firm receives, with respect to the Funds, other compensation, including any payment for order flow or ECN liquidity rebates

•	a certification by the firm regarding the reasonable design of its compliance program;

•	information regarding the firm’s code of ethics, insider trading policy and disaster recovery plan, including a description of any material changes thereto and a related certification of compliance by the firm;

•	a description of the firm’s affiliation with any broker-dealer;

•	a discussion of any anticipated change in the firm’s controlling persons; and

•	verification of the firm’s insurance coverage with regards to the services provided to the Funds.
          In addition to the foregoing, the Manager provided the following information specific to the renewal of the Management Agreement:
•	a comparison of the performance of each Fund to comparable investment companies and appropriate indices, including comments on the relative performance of, as applicable, each subadvisor and each Fund versus the respective peer group average;

•	a comparison of advisory fees and expense ratios for comparable mutual funds;

•	an analysis of any material complaints received from Fund shareholders;

•	a description of the Manager’s securities lending practices and the fees received from such practices;

•	a discussion of any rebate arrangements between the Manager and a service provider to the Funds pursuant to which the Manager receives direct or indirect benefits from the service provider;

•	a description of the portfolio turnover rate and average execution costs for each Fund; and

•	a description of how expenses that are not readily identifiable to a particular Fund are allocated.
          In connection with the Management Agreement, the Board also obtained an analysis provided by Lipper that compared: (i) investment performance of each Fund versus comparable investment companies and appropriate indices; (ii) total Fund expenses of each Fund versus comparable mutual funds; and (iii) each Fund’s investment advisory fees versus comparable mutual funds. For each Fund with more than one class of shares, the class of shares used for comparative purposes was the class with the longest performance history, which in most cases was the Institutional Class. References below to each Fund’s Lipper peer group are to the group of comparable mutual funds included in the analysis provided by Lipper.

Disclosure Regarding the Board of Trustees’ Approval of the Management Agreement of the Fund and the Portfolio
(Unaudited)
          Provided below is an overview of the primary factors the Trustees considered at the Investment Committee meeting on May 10, 2010 at which the Trustees reviewed the investment performance of the Manager and the primary factors considered by the Board at its May 25, 2010 meeting at which the Board considered the renewal of the Agreements. The Board did not identify any particular information that was most relevant to its consideration to renew the Management Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the renewal of the Agreements. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of the contracts. Based on its evaluation, the Board unanimously concluded that the terms of each Agreement were reasonable and fair and that the renewal of each Agreement was in the best interests of the Funds and their shareholders.
Considerations With Respect to All Funds
           In determining whether to renew the Management Agreement, the Trustees considered the best interests of each Fund separately. While the Management Agreement for all of the Funds were considered at the May 25, 2010 meeting, the Board considered each Fund’s investment management relationships separately. In each instance, the Board considered, among other things, the following factors: (1) the nature and quality of the services provided; (2) the investment performance of a Fund; (3) the costs incurred by the Manager in rendering its services and its resulting profits or losses; (4) the extent to which economies of scale have been taken into account in setting each fee schedule; (5) whether fee levels reflect these economies of scale for the benefit of Fund investors; (6) comparisons of services and fees with contracts entered into by the Manager with other clients (such as pension funds and other institutional funds); and (7) any other benefits derived or anticipated to be derived by the Manager from its relationship with a Fund. The Trustees posed questions to various management personnel of the Manager regarding certain key aspects of the materials submitted in support of the renewal.
          Nature, Extent and Quality of Services. With respect to the renewal of the Management Agreement, the Board considered, among other factors: each Fund’s generally favorable long-term performance and the background and experience of key investment personnel at the Manager; the low cost structure of the Funds; the Manager’s culture of compliance and support for compliance operations that reduce risks to the Funds; the manager’s commitment to increase assets in the Funds as demonstrated, for example, by the recent substantial increase in sales personnel; the Manager’s continuing efforts to add new series and share classes to enhance the Funds’ product line; the Manager’s high quality of services; and efforts made by the Manager to retain key employees and maintain staff levels.
          Investment Performance. The Board evaluated the comparative information provided by Lipper and the Manager regarding each Fund’s investment performance relative to its benchmark index(es) and peer group. The Board considered the information provided by Lipper regarding its independent peer selection methodology to select all peer groups and universes. The Board also considered the performance reports and discussions with management at Board and Committee meetings throughout the year. A discussion regarding the Board’s considerations with respect to each Fund’s performance appears below under “Additional Considerations and Conclusions with Respect to Each Fund.”
          Costs of the Services Provided to the Funds and the Profits Realized by the Manager from its Relationship with the Funds. In analyzing the cost of services and profitability of the Manager by Fund, the Board considered the revenues earned and the expenses incurred by the Manager. The profits or losses were noted at both an individual Fund level and at an aggregate level for all Funds. The Board also considered that the Management Agreement for the Beacon Trust, Mileage Trust and Select Trust stipulate that, to the extent that a Fund invests all of its investable assets in another registered investment company (i.e., is a “Feeder Fund”), the Fund will not pay the Manager a management fee. Because the Money Market Mileage Fund of the Mileage Trust operates as Feeder Funds with respect to the Master Trust, the Manager only receives a management fee from the Master Trust with respect to these series. With respect to the Money Market Funds, the Board also considered the Manager’s advisory fees for services provided by the Manager to non-investment company clients for short duration (money market) and separate accounts with similar investment strategies. Although the Board noted that, in certain cases, the fee rates paid by other clients is lower than the fee rates paid by the Funds, the difference reflects the greater level of responsibility and regulatory requirements associated with managing the Funds.
          The Board also noted that the Manager proposed to continue the expense waivers and reimbursements for certain Funds and classes that were in place during the last fiscal year and to put in place new expense waivers and reimbursements for certain new classes of the Funds. The Board considered that the Manager receives service and administrative fees to compensate the Manager for providing administrative services to the Funds and to compensate third-party administrators and broker-dealers for services to Fund shareholders. The Board also noted that certain classes of the Funds maintain higher expense ratios in order to compensate third-party distributors.

Disclosure Regarding the Board of Trustees’ Approval of the Management Agreement of the Fund and the Portfolio
(Unaudited)
          Based on the foregoing information, the Board concluded that the profitability levels were reasonable in light of the services performed by the Manager. A discussion regarding the Board’s considerations with respect to each Fund’s fee rates is set forth below under “Additional Considerations and Conclusions with Respect to Each Fund.”
          Economies of Scale. In considering the reasonableness of the management and investment advisory fees, the Board considered whether economies of scale will be realized as the Funds grow and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. In addition, the Board noted the Manager’s representation that, due to the existing low cost structure of the Funds, further breakpoints in the management fee would not be appropriate at this time. The Board also considered that the management fee for the Money Market Funds is amongst the lowest in the industry. Based on the foregoing information, the Board concluded that the Manager and subadvisor fee schedules for each Fund provides for a reasonable sharing of benefits from any economies of scale with the Fund.
          Benefits Derived from the Relationship with the Funds. The Board considered the “fall-out” or ancillary benefits that accrue to the Manager as a result of the advisory relationships with the Funds, including greater exposure in the marketplace with respect to the Manager’s investment process and expanding the level of assets under management by the Manager. The Board also considered that the Manager’s relationship with the Funds and the money market portfolios continues to be a significant factor in attracting separate account assets for the Manager and the Manager’s use of the Large Cap Value Fund model for an actively managed exchange traded fund, managed by the Manager.
          Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager and the subadvisors by virtue of their relationships with the Funds appear to be fair and reasonable.
Additional Considerations and Conclusions with Respect to the Money Market Mileage Fund
          The Money Market Funds were compared to the respective Lipper Average, which includes all comparable funds in the Lipper category, and the Lipper Index, which includes the 30 largest funds in the Lipper category. References to the Lipper expense universe below are to the universe of comparable mutual funds included in the analysis provided to the Trustees by Lipper.
          In considering the renewal of the Management Agreement, the Trustees considered the following additional factors: (1) the Mileage Fund — Mileage Class outperformed the Lipper Average for the three- and five-year periods ended March 31, 2010, but underperformed for the one-year period; (2) the total expense ratio of the Mileage Fund — Mileage Class ranked better than the median of its Lipper expense universe.
          Based on these and other considerations the Trustees (1) concluded that the fees paid to the Manager under the Management Agreement are fair and reasonable, (2) determined that each Fund and its shareholders would benefit from the Manager’s continued management of the Fund and (3) approved the renewal of the Management Agreement with respect to each Fund.

Delivery of Documents
To reduce expenses, your financial institution may mail only one copy of the Summary Prospectus, Annual Report and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. Delivery of individual copies will commence thirty days after receiving your request.
If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Summary Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.
To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone:	By Mail:
Mileage Class®	American Beacon Funds
Call (800) 388-3344	P.O. Box 219643
Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth Street, NW, Washington, DC 20549. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. A complete schedule of the Fund’s portfolio holdings as of the end of each business day is also available on the Fund’s website (www.americanbeaconfunds.com) on the following business day.
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website (www.americanbeaconfunds.com) and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.
Fund Service Providers:

Custodian State Street Bank and Trust Boston, Massachusetts	Transfer Agent Boston Financial Data Services Kansas City, Missouri	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	Distributor Foreside Fund Services, LLC Portland, Maine
This report is prepared for shareholders of the American Beacon Money Market Mileage Fund and may be distributed to others only if preceded or accompanied by a current prospectus or summary prospectus.
American Beacon Mileage Funds, Mileage Class, and American Beacon Money Market Mileage Fund are service marks of American Beacon Advisors, Inc.
SAR 6/10
00075743

ITEM 2. CODE OF ETHICS.
The Trust did not amend the code of ethics that applies to its principal executive and financial officers (the “Code”) nor did it grant any waivers to the provisions of the Code during the period covered by the shareholder reports presented in Item 1.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not Applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not Applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not Applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not Applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not Applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.
ITEM 11. CONTROLS AND PROCEDURES.
(a)	Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b)	There were no changes in the Trust’s internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
ITEM 12. EXHIBITS.
(a)(1)	Not Applicable.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

(a)(3)	Not Applicable.

(b)	The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant): American Beacon Mileage Funds

By	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: September 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Gene L. Needles, Jr.

Gene L. Needles, Jr.
President

Date: September 2, 2010

By	/s/ Melinda G. Heika

Melinda G. Heika
Treasurer

Date: September 2, 2010